Shareholders' Equity (Fair Value Assumptions) (Details) - USD ($)					1 Months Ended			12 Months Ended
		Jun. 03, 2021	Jun. 08, 2020	Jun. 08, 2016	Jan. 31, 2019	Apr. 30, 2018	Jan. 30, 2017	Dec. 31, 2020	Dec. 31, 2017
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield								0.00%	2.68%
$28.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	[1]			1.58%
Expected dividend yield				2.42%
Average expected volatility	[2]			47.90%
Termination rate				9.00%
Suboptimal factor	[3]			3.32
$39.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	[1]						2.35%
Expected dividend yield							2.42%
Average expected volatility	[2]						43.71%
Termination rate							9.00%
Suboptimal factor	[3]						3.28
36.11 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	[1]					2.92%
Expected dividend yield						0.00%
Average expected volatility	[2]					45.13%
Termination rate						9.00%
Suboptimal factor	[3]					3.2
33.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	[1]				2.55%
Expected dividend yield					0.00%
Average expected volatility	[2]				44.62%
Termination rate					9.00%
Suboptimal factor	[3]				3.18
$32.54 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	[1]		0.75%
Expected dividend yield			0.00%
Average expected volatility	[2]		45.29%
Termination rate			9.00%
Suboptimal factor	[3]		3.16
41.84 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	[1]	1.41%
Expected dividend yield		0.00%
Average expected volatility	[2]	45.28%
Termination rate		9.00%
Suboptimal factor	[3]	3.14

[1]	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
[2]	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
[3]	Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.